CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Class A [Member] CNY (¥) shares	Common Class C [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Retained Earnings (Accumulated deficit) [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)
Balance at Dec. 31, 2015	¥ 142,823		¥ 627	¥ 90	¥ 3,445,408	¥ 81,005	¥ (3,388,447)	¥ 5,113	¥ (973)
Balance (in shares) at Dec. 31, 2015 | shares			33,556,762	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation	7,828				7,828
Issuance of ordinary shares for restricted stock award			¥ 9		(9)
Issuance of ordinary shares for restricted stock award (in shares) | shares			433,918
Foreign currency translation adjustment	(1,160)							(1,160)
Appropriation to statutory reserves						2	(2)
Unrealized gain on investment, net of income taxes	1,752							1,752
Capital injection from minority shareholders	796								796
Net income (loss)	(37,018)						(35,700)		(1,318)
Balance at Dec. 31, 2016	115,021		¥ 636	¥ 90	3,453,227	81,007	(3,424,149)	5,705	(1,495)
Balance (in shares) at Dec. 31, 2016 | shares			33,990,680	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation	4,640				4,640
Issuance of ordinary shares for restricted stock award			¥ 4		(4)
Issuance of ordinary shares for restricted stock award (in shares) | shares			216,259
Foreign currency translation adjustment	3,876							3,876
Appropriation to statutory reserves						202	(202)
Unrealized gain on investment, net of income taxes	(2,705)							(2,705)
Buy-outs of non-controlling interests	(798)				(1,556)				758
Disposal of subsidiaries						(61,173)	61,173
Net income (loss)	45,925						46,463		(538)
Balance at Dec. 31, 2017	165,959		¥ 640	¥ 90	3,456,307	20,036	(3,316,715)	6,876	(1,275)
Balance (in shares) at Dec. 31, 2017 | shares			34,206,939	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation	8,121				8,121
Issuance of ordinary shares for restricted stock award			¥ 8		(8)
Issuance of ordinary shares for restricted stock award (in shares) | shares			409,350
Issuance of ordinary shares on IPO	45,402		¥ 80		45,322
Issuance of ordinary shares on IPO (in shares) | shares			4,140,000
Foreign currency translation adjustment	1,304							1,304
Appropriation to statutory reserves						113	(113)
Unrealized gain on investment, net of income taxes	125							125
Buy-outs of non-controlling interests	(4,504)				(2,619)				(1,885)
Disposal of subsidiaries	(46)		0	0	0	0	0	0	(46)
Capital injection from minority shareholders	1,470		0	0	0	0	0	0	1,470
Net income (loss)	44,940	$ 6,537					44,990		(50)
Balance at Dec. 31, 2018	¥ 262,771	$ 38,219	¥ 728	¥ 90	¥ 3,507,123	¥ 20,149	¥ (3,271,838)	¥ 8,305	¥ (1,786)
Balance (in shares) at Dec. 31, 2018 | shares			38,756,289	4,708,415